WARRANTS (Details 2) - Warrants [member]	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Expected (strike) price	$ 0.317
Risk-free interest rate	2.92%
Expected life	3 years 9 months 3 days
Expected volatility	119.00%